ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

December 19, 2012

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (“Trust”) (File Nos. 333-183945 and 811-22747), on behalf of the Cognios

Market Neutral Large Cap Fund, a series of the Trust

Pre-Effective Amendment No. 2

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management company.

Pre-Effective Amendment No. 2 is being filed to update and complete the Trust’s disclosures in Pre-Effective Amendment No. 1 filed on November 19, 2012 on Form N-1A.

If you have any questions concerning the foregoing, please contact me at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary

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